INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2014
INVENTORIES [Abstract]
Schedule of Inventory
	US dollars
	December 31,
(in thousands)	2014	2013
Finished products	8,845	11,733
Raw materials	3,319	2,773
	12,164	14,506